Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Mar. 29, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
National corporation tax		24.00%	25.00%	26.00%
Inhabitant tax		4.00%	4.00%	5.00%
Deductible enterprise tax		4.00%	6.00%	8.00%
Statutory income tax rate		31.70%	33.50%	35.90%
Decrease in provision for income taxes			¥ 7,468	¥ 14,098
Increases in the valuation allowance			(12)	1,819
Net changes in total valuation allowance		¥ 267	(7,295)	19,945
Increase in valuation allowance		2,859	381	5,447
Decrease in valuation allowance		644	204	8,364
Net changes in valuation allowance		2,215	177	¥ (2,917)
Net operating loss carryforwards		¥ 380,147
Amended
Income Taxes [Line Items]
Decrease in provision for income taxes			¥ 12
From fiscal year beginning on April 1, 2015
Income Taxes [Line Items]
Statutory income tax rate				33.50%
From fiscal years beginning on April 1, 2016
Income Taxes [Line Items]
Statutory income tax rate	31.70%	32.90%
Percentage of deductible limit of tax carried forward in taxable income	60.00%	65.00%
Tax loss carry-forward, period	10 years
Fiscal years beginning on April 1, 2017
Income Taxes [Line Items]
Statutory income tax rate	31.50%
Tax loss carry-forward, period	9 years
Fiscal years beginning on April 1, 2017 | Maximum
Income Taxes [Line Items]
Percentage of deductible limit of tax carried forward in taxable income	55.00%
Fiscal years beginning on April 1, 2018
Income Taxes [Line Items]
Statutory income tax rate	31.30%
Percentage of deductible limit of tax carried forward in taxable income	50.00%
Tax loss carry-forward, period	10 years